Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Balance sheet

	As of December 31,
	2020	2021
	RMB	RMB	USD$ Note 2(f)
Assets
Cash and cash equivalent	187,217	16,291	2,556
Contract assets	216	—	—
Amount due from related parties	189	106	17
Prepaid expense and other receivables	131,895	291,666	45,770
Long-term investments	179,059	76,030	11,931

Total assets	498,576	384,093	60,274

Liabilities and Shareholders’ equity
Other payables and accrued expenses	14,836	17,892	2,808
Contract liabilities	—	4,555	715
Payroll and welfare payable	15,057	1,582	248

Total liabilities	29,893	24,029	3,771

	As of December 31,
	2020	2021
	RMB	RMB	USD$ Note 2(f)
Shareholders’ equity
Class A common shares (US$0.00001 par value; 7,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 894,456,046 shares issued as of December 31, 2020 and 2021, respectively; 888,506,366 shares and 886,166,726 shares outstanding as of December 31, 2020 and 2021, respectively)	62	62	10
Class B common shares (US$0.00001 par value; 800,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 150,591,207 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	10	10	2
Treasury stock (896,180 shares and 3,436,860 shares as of December 31, 2020 and December 31, 2021, respectively)	(2,063)	(9,545)	(1,498)
Additional paid-in capital	884,920	896,772	140,723
Accumulated other comprehensive loss	(21,972)	(27,295)	(4,283)
Accumulated deficit	(392,274)	(499,940)	(78,451)

Total shareholders’ equity	468,683	360,064	56,503

Total liabilities and shareholders’ equity	498,576	384,093	60,274

Condensed Statement of Comprehensive Income
Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	USD$ Note 2(f)
Operating revenue
Other income	—	228	1,269	199

Total operating revenue	—	228	1,269	199

Operating cost and expenses
General and administrative expenses	(521)	(4,611)	(5,994)	(942)

Operating loss	(521)	(4,383)	(4,725)	(743)

Other expense
Interest income	—	11	4	1
Unrealized exchange (loss)/income	(97)	421	—	—

Loss before income tax, and share of loss of subsidiaries and VIEs	(618)	(3,951)	(4,721)	(742)

Share of income/(loss) of subsidiaries and VIEs	15,520	(14,341)	(102,945)	(16,154)

Net profit/(loss)	14,902	(18,292)	(107,666)	(16,896)

Redeemable preferred shares redemption value accretion	(32,854)	(4,274)	—	—
Allocation to redeemable preferred shares	(7,431)	1,074	—	—

Net loss attributable to common shareholders	(25,383)	(21,492)	(107,666)	(16,896)

Net profit/(loss)	14,902	(18,292)	(107,666)	(16,896)
Foreign currency translation adjustment, net of tax	119	(22,386)	(5,323)	(835)

Total comprehensive income/(loss)	15,021	(40,678)	(112,989)	(17,731)

Condensed Cash Flow Statement
Statement of cash flows

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	USD$
Cash flows from operating activities:

Net profit/(loss)	14,902	(18,292)	(107,666)	(16,896)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)	97	(421)	—	—
Share of (income)/loss of subsidiaries and VIEs	(15,520)	14,341	102,945	16,154
Interest income	—	(11)	—	—

	(521)	(4,383)	(4,721)	(742)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	1,343	(1,340)	(4,730)	(742)
Increase/(decrease) in contract liabilities	—	—	4,555	715
(Increase)/decrease in prepaid expense and other receivables	(59)	—	21	3
(Increase)/decrease in other assets	(763)	—	—	—
(Increase)/decrease in account receivables and contract assets	—	(216)	216	34
(Increase)/decrease in amount due from related parties	—	(189)	83	13

Net cash used in operating activities	—	(6,128)	(4,576)	(719)

Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	—	(245)	(247)	(39)
Payments of inter-company balances	—	(139,123)	(161,216)	(25,298)

Net cash used in investing activities	—	(139,368)	(161,463)	(25,337)

Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares	62	—	—	—
Proceeds from initial public offering, net of issuance costs	—	340,479	—	—
Proceeds from exercise of options	—	503	497	78
Repurchase of Class A common shares	—	(2,063)	(3,003)	(471)

Net cash provided by /(used in) financing activities	62	338,919	(2,506)	(393)

Effect of exchange rate changes on cash and cash equivalents	—	(6,268)	(2,381)	(374)

Net increase/(decrease) in cash and cash equivalents and restricted cash	62	187,155	(170,926)	(26,823)
Total cash and cash equivalents and restricted cash at beginning of year	—	62	187,217	29,378

Total cash and cash equivalents and restricted cash at end of year	62	187,217	16,291	2,555